STOCK-BASED COMPENSATION (Details 3) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended									1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 DSUs	Dec. 31, 2011 DSUs	Dec. 31, 2010 DSUs	Dec. 31, 2012 Restricted Share Units	Dec. 31, 2011 Restricted Share Units	Dec. 31, 2010 Stock options	Jan. 31, 2008 DSP Director Minimum	Nov. 30, 2003 DSP Director Maximum	Dec. 31, 2012 DSP DSUs	Dec. 31, 2011 DSP DSUs	Dec. 31, 2010 DSP DSUs	Dec. 31, 2011 DSP DSUs Former Director	Dec. 31, 2010 DSP DSUs Former Director	Aug. 31, 2011 Share Plan item	Dec. 31, 2012 Share Plan	Aug. 07, 2011 Share Plan	Aug. 31, 2011 Share Plan Restricted Share Units	Dec. 31, 2012 Share Plan Restricted Share Units	Dec. 31, 2011 Share Plan Restricted Share Units	Aug. 31, 2011 Share Plan Restricted Share Units Maximum item
Additional disclosure
Amount deferred as a percentage of each outside director's total annual remuneration											100.00%
Percentage of Board retainer fees to be received in DSUs by directors as per the amended plan										50.00%
Reconciliation of changes in outstanding awards
Outstanding, beginning of year (in shares)												31,000	156,000	116,000							26,000
Granted (in shares)												30,000	35,000	52,000							40,000	38,000
Redeemed (in shares)													(160,137)	(11,640)
Settled (in shares)																					(24,000)	(12,000)
Forfeited (in shares)																					(4,000)
Outstanding, end of year (in shares)												61,000	31,000	156,000							38,000	26,000
Cash proceeds from redemption of share units															4.7	0.1
Maximum number of common shares which may be issued pursuant to the Share Plan																			1,000,000
Number of shares of common stock received for each share unit																			1
Number of trading days used to calculate weighted average trading price																	5
Vesting percentage																				100.00%
Number of settlement days of share units from date of vesting																							60
Weighted Average Grant Date Fair Value
Outstanding, beginning of year (in Canadian dollars per share)																					25.42
Granted (in Canadian dollars per share)																					35.61	25.38
Settled (in Canadian dollars per share)																					25.69	25.28
Forfeited (in Canadian dollars per share)																					25.42
Outstanding, end of year (in Canadian dollars per share)																					35.63	25.42
Additional Disclosures
Share units vested (in shares)																					15,000
Share units vested, weighted average grant date fair value (in Canadian dollars per share)																					25.75
Share units settled for cash (in shares)																					9,000	12,000
Share units settled for cash, weighted average grant date fair value (in Canadian dollars per share)																					25.59	25.28
Share units settled for cash																					0.3	0.4
Unrecognized compensation cost																		0.9
Weighted-average period for recognition of unrecognized compensation cost																		2 years
Stock-based compensation expenses	1.8	2.4	3.5	1.3	1.6	3.0	0.5	0.8	0.5